INVESTMENT IN PC GOLD INC. (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN PC GOLD INC. (Tables)
Investment In PC Gold Inc
December 31, 2021
Balance, beginning of period	$-
Acquisition – Initial Recognition on June 9, 2021	36,000
Equity loss	(3)
Dilution of ownership -Stage 2 earn-in completion	(14,427)
Balance, December 31, 2021	$21,570

Other comprehensive loss of PC Gold Inc
Six-month period ended December 31, 2021
Loss before income taxes	$(10)
Deferred income tax recovery	-
Net loss for the year	(10)
Other comprehensive income	-
Total comprehensive loss	$(10)

Assets and liabilities
December 31, 2021
Current assets	$-
Non-current assets	39,793
39,793
Current liabilities	10,931
Non-current liabilities	3,631
14,562
Net assets	$25,231

Reconciliation of PC Gold's Net Assets Carrying value
Balance, December 31, 2020	$-
Initial Recognition on June 9, 2021	17,344
Equity loss (June 9, 2021 to December 31, 2021)	(11)
Other increases in equity of PC Gold	7,898
Balance, December 31, 2021	$25,231
First Mining’s share of net assets	7,569
Incremental fair value of Pickle Crow mineral property	14,001
Carrying value	$21,570